Document and Entity Information	Nov. 09, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 09, 2022
Entity Registrant Name	CNH INDUSTRIAL N.V.
Entity Incorporation, State or Country Code	P7
Entity File Number	001-36085
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	25 St. James’s Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1A 1HA
Entity Address, Country	GB
Country Region	44
City Area Code	2079
Local Phone Number	251964
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001567094
Amendment Flag	false
Common Shares [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Shares, par value €0.01
Trading Symbol	CNHI
Security Exchange Name	NYSE
4.50% Notes Due 2023 [Member]
Entity Information [Line Items]
Title of 12(b) Security	4.50% Notes due 2023
Trading Symbol	CNHI23
Security Exchange Name	NYSE
3.850% Notes Due 2027 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.850% Notes due 2027
Trading Symbol	CNHI27
Security Exchange Name	NYSE